RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

A reconciliation of net assets available for benefits per the financial statements to Form 5500 as of December 31, 2025 and December 31, 2024 is as follows:

	December 31, 2025	December 31, 2024
Net assets available for benefits per the financial statements	$126,581,122	$120,422,135
Less: Amounts allocated to withdrawing participants	—	—
Net assets available for benefits per Form 5500	$126,581,122	$120,422,135

A reconciliation of benefits paid to participants per the financial statements to Form 5500 for the year ended December 31, 2025 is as follows:

December 31, 2025
Benefits paid to participants per the financial statements	$18,828,706
Add: Amounts allocated to withdrawing participants at December 31, 2025	—
Less: Amounts allocated to withdrawing participants at December 31, 2024	—
Benefits paid to participants per Form 5500	$18,828,706

Amounts allocated to withdrawing participants are recorded on Form 5500 for benefit claims that have been processed and approved for payment prior to December 31, 2025 and 2024, but not yet paid as of that date.